Convertible redeemable preferred shares	12 Months Ended
Dec. 31, 2023
Convertible redeemable preferred shares
Convertible redeemable preferred shares

19.  Convertible redeemable preferred shares

The following table summarizes the issuances of convertible redeemable preferred shares:

	Issuance date/	Issue price	Number
Name	Amendment date	per share	of shares
Series A Preferred Shares	April 2016	RMB0.3078	58,480,000
Series A+ Preferred Shares	May 2017	RMB0.3420	84,480,000
Series B Preferred Shares	August 2017	RMB0.3848	649,760,000
Series B+ Preferred Shares	December 2017	RMB0.6733	277,730,000
Series C1 Preferred Shares	July 2018	RMB0.9334/US$0.1404	604,820,600
Series C2 Preferred Shares	August 2018	RMB0.9334	289,379,800
Series D1 Preferred Shares	June 2019	US$0.1899	705,523,600
Series D2 Preferred Shares	August 2019	US$0.1899	105,302,000
Series E Preferred Shares	October 2020	RMB2.3119/US$0.3425	803,222,500
Series F Preferred Shares	October 2022/ November 2023	US$0.5659	392,013,413

The key terms of the Series A Preferred Shares, Series A+ Preferred Shares, Series B Preferred Shares, Series B+ Preferred Shares, Series C1 Preferred Shares, Series C2 Preferred Shares, Series D1 Preferred Shares, Series D2 Preferred Shares, Series E Preferred Shares and Series F Preferred Shares (collectively referred as the “Preferred Shares”) are summarized as follows.

Dividends rights

Each Preferred Shareholder and ordinary shareholder shall be entitled to receive dividends for each share held by such holder, payable out of funds or assets when and as such funds or assets become legally available therefor pari passu with each other on a pro rata basis. Such dividends shall be payable only when, as, and if declared by the Board of Directors and shall be non-cumulative. No dividends on preferred shares and ordinary shares have been declared since the issuance date until December 31, 2023.

19.  Convertible redeemable preferred shares (continued)

Conversion rights

Optional Conversion:

Unless converted earlier pursuant to Automatic Conversion as described below, any preferred share may, at the option of the preferred shareholder thereof, be converted at any time after the date of issuance of such preferred shares, without the payment of any additional consideration, into fully-paid and non-assessable Ordinary Shares based on the Conversion Price

Automatic Conversion:

Each preferred share shall automatically be converted, based on the then-effective Conversion Price, without the payment of any additional consideration, into fully-paid and non-assessable Ordinary Shares upon the Qualified IPO as defined in the Memorandum and Articles of Association.

The initial conversion ratio of preferred shares to ordinary shares was 1:1, subject to adjustments in the event of (i) share splits and combinations, (ii) share dividends and distributions, (iii) reorganizations, mergers, consolidations, reclassifications, exchanges, substitutions or (iv) issuance or deemed issuance of new securities for a consideration per ordinary share received by the Group less than the conversion price with respect to any preferred share in effect immediately prior to such issue or deemed issue.

On November 17, 2023 (Amendment date), the Company entered into an amendment agreement with shareholders of Preferred Shares, pursuant to which the conversion ratio of Series F Preferred Shares was changed from 1:1 to 1:1.3169 and the qualified IPO share price as stipulated in the definition of “Qualified IPO” was adjusted down (“the Series F Amendments).

19.  Convertible redeemable preferred shares (continued)

Redemption feature

The Group shall redeem, all of the outstanding preferred shares held by the requesting holder upon the written request of such holder, at any time after the earliest to occur of: (1) the Group fails to complete a Qualified IPO or a Qualified Buyout on or prior to December 31, 2024; (2) The Founder directly or indirectly disposes of in any manner (including, without limitation, transfer, gift, pledge, put in trust or custody) the shares of the Group directly held or indirectly controlled by it; (3) The Founder no longer devotes his full time and energy to the Group, or there is any change to the Founder of the Group (unless such change occurs due to the execution of the act-in-concert agreement for the IPO need); (4) The Group is in custody, becomes bankrupt or is liquidated; (5) Any material change occurs to the management personnel or the Principal Business of the Group; (6) a breach by any of the Group or the Founder, where applicable, of its obligations that will have a material adverse effect to the Group; (7) Without the approval by the Board of the Group, the Group enters into a Related-party Transaction with its Affiliate outside the ordinary course of business of the Group, or the Group provides guarantee for any Person other than the Subsidiaries indicated in the consolidated financial statements of the Group, and such Related-party Transaction or guarantee causes material adverse effect upon the benefits and interests of the requesting holder;

The redemption price for each preferred share of Series D1, Series D2, Series E and Series F upon exercise of the redemption option by the holder, will be an amount equal to the aggregate of (a) the applicable Original Issue Price as set forth in the Investor Rights Agreement, (b) an amount that gives such shareholder compounded accrued daily interest (on the basis of a 365-day year basis) at a rate of eight percent (8%) per annum on the applicable Original Issue Price, calculated from the applicable Original Issue Date as set forth in the Investor Rights Agreement up until the date of receipt by such shareholder of the full redemption amount thereof, and (c) any declared but unpaid dividends, minus (c) any cash proceeds received from the equity interest or shares owned due to capital increase, and any other compensation, indemnification or other proceeds received from the Founder and the Group due to the occurrence of the Redemption Events.

The redemption price for each preferred share of Series A, Series A+, Series B, Series B+, Series C1 and Series C2 upon exercise of the redemption option by the holder, will be an amount equal to the aggregate of (a) the applicable Original Issue Price as set forth in the Investor Rights Agreement, (b) an amount that would give such holder of respective applicable preferred shares a simple non-compounded interest of six percent (6%) (for Series A, Series A+, Series B and Series B+) and eight percent (8%) for Series C1 and Series C2 per annum on the respective applicable Original Issue Price, calculated from the respective applicable Original Issue Date up until the date of receipt by the holder of the full liquidation preference amount thereof, and (c) any declared but unpaid dividends, minus (c) any cash proceeds received from the equity interest or shares owned due to capital increase, and any other compensation, indemnification or other proceeds received from the Founder and the Group due to the occurrence of the Redemption Events.

Upon redemption event, Series F Preferred Shares shall rank senior to Series E Preferred Shares. Series E Preferred Shares shall rank senior to Series D1 and Series D2 Preferred Shares. Series D1 and Series D2 Preferred Shares (the redemption of the Series D2 Preferred Shares shall rank pari passu with the redemption of Series D1 Preferred Shares) shall rank senior to Series C1 Preferred Shares. Series C1 Preferred Shares shall rank pari pass with the redemption of Series C2, Series B, Series B+, Series A+ and Series A Preferred Shares.

19.  Convertible redeemable preferred shares (continued)

Liquidation preferences

In the event of any liquidation, dissolution or winding up of the Group, or any Deemed Liquidation Event, distributions to the Shareholders shall be made in the following manner, after satisfaction of all creditors’ claims and claims that may be mandated by law:

The holders of Preferred Shares have preference over holders of ordinary shares with respect to payment of dividends and distribution of assets. Upon Liquidation Event, Series F Preferred Shares shall rank senior to Series E Preferred Shares. Series E Preferred Shares shall rank senior to Series D1 and Series D2 Preferred Shares. Series D1 and Series D2 Preferred Shares (the liquidation preference of the Series D1 Preferred Shares shall rank pari passu with the liquidation preference of Series D2 Preferred Shares) shall rank senior to Series C1 and Series C2 Preferred Shares. Series C1 and Series C2 Preferred Shares (the liquidation preference of the Series C1 Preferred Shares shall rank pari passu with the liquidation preference of Series C2 Preferred Shares) shall rank senior to Series B+ Preferred Shares. Series B+ Preferred Shares shall rank senior to Series B Preferred Shares. Series B, Series A+ and Series A, which rank pari passu with each other, shall rank senior to ordinary shares.

The holders of Series D1, Series D2 and Series E Preferred Shares shall be entitled to receive an amount per share equal to (a) 110% of the Original Issue Price, plus (b) an interest accrued thereon at the compounded rate of eight percent (8%) per annum. The holders of Series C1 and Series C2 Preferred Shares shall be entitled to receive an amount per share equal to (a) 100% of the Original Issue Price, plus (b) an interest accrued thereon at the simple rate of eight percent (8%) per annum. The holders of Series A, Series A+, Series B and Series B+ Preferred Shares shall be entitled to receive an amount per share equal to (a) 100% of the Original Issue Price, plus (b) an interest accrued thereon at the simple rate of six percent (6%) per annum.

Deemed Liquidation Event included: (i) any consolidation, amalgamation, scheme of arrangement or merger of any Group Company with or into any other Person or other reorganization in which the members or shareholders of such Group Company immediately prior to such consolidation, amalgamation, merger, scheme of arrangement or reorganization own less than fifty percent (50%) of such Group Company’s voting power in the aggregate immediately after such consolidation, merger, amalgamation, scheme of arrangement or reorganization, or in which the Founder of any Group Company is changed; (ii) a sale, transfer, lease, or other disposition of all or substantially all of the assets and/or intellectual property rights of any Group Company (or any series of related transactions resulting in such sale, transfer, lease, or other disposition of all or substantially all of the assets and/or intellectual property of such Group Company); and (iii) the exclusive licensing of all or substantially all of any Group Company’s intellectual property to a third party.

Voting rights

Holders of the preferred shares will vote together on an as-converted basis with the holders of ordinary shares and not as a separate class, except as specifically provided herein or as otherwise required by Companies Laws. Each preferred share shall have a number of votes equal to the number of votes attributable to the ordinary shares then issuable upon conversion of such preferred share.

19.  Convertible redeemable preferred shares (continued)

The Group’s preferred shares activities for the years ended December 31, 2022 and 2023 are summarized below:

	SeriesA		SeriesA+		SeriesB		SeriesB+		SeriesC1		SeriesC2		SeriesD1		SeriesD2		SeriesE		SeriesF		Total
	Number of		Number of		Number of		Number of		Number of		Number of		Number of		Number of		Number of		Number of		Number of
	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount	shares	Amount
		RMB		RMB		RMB		RMB				RMB		RMB		RMB		RMB		RMB		RMB
Balance as of January 1, 2022	58,480,000	26,703	84,480,000	39,901	734,209,000	381,310	277,730,000	228,493	604,820,600	702,521	372,859,000	430,041	705,523,600	1,105,823	105,302,000	168,717	803,222,500	1,958,419	—	—	3,746,626,700	5,041,928
Conversion of Series F convertible notes, net of cost	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	392,013,413	1,631,564	392,013,413	1,631,564
Accretion on Preferred Shares to redemption value	—	231	—	707	—	8,650	—	11,540	—	67,027	—	28,462	—	113,547	—	10,712	—	268,492	—	(87)	—	509,281
Balance as of December 31, 2022	58,480,000	26,934	84,480,000	40,608	734,209,000	389,960	277,730,000	240,033	604,820,600	769,548	372,859,000	458,503	705,523,600	1,219,370	105,302,000	179,429	803,222,500	2,226,911	392,013,413	1,631,477	4,138,640,113	7,182,773
Accretion on Preferred Shares to redemption value	—	223	—	691	—	8,444	—	11,578	—	60,431	—	29,188	—	120,500	—	17,339	—	224,990	—	186,686	—	660,070
Amendment of series F convertible redeemable preferred share	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(272,426)	—	(272,426)
Automatic conversion of preferred shares into ordinary shares upon IPO(1)	(58,480,000)	(27,157)	(84,480,000)	(41,299)	(734,209,000)	(398,404)	(277,730,000)	(251,611)	(604,820,600)	(829,979)	(372,859,000)	(487,691)	(705,523,600)	(1,339,870)	(105,302,000)	(196,768)	(803,222,500)	(2,451,901)	(392,013,413)	(1,545,737)	(4,138,640,113)	(7,570,417)
Balance as of December 31, 2023	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
(1)	All of the preferred shares were converted to Class A Ordinary Shares upon the completion of the Company’s IPO in December 2023.

19.  Convertible redeemable preferred shares (continued)

The key transaction of preferred shares

Series A Preferred Shares

On April 8, 2016, the Group issued 58,480,000 Series A Preferred Shares in exchange for an aggregate cash consideration of RMB18 million or RMB0.3078 per share.

Series A+ Preferred Shares

On May 18, 2017, the Group issued 84,480,000 Series A+ Preferred Shares in exchange for an aggregate cash consideration of RMB28.89 million or RMB0.3420 per share.

Series B Preferred Shares

On August 14, 2017, the Group issued 649,760,000 Series B Preferred Shares in exchange for an aggregate cash consideration of RMB250 million or RMB0.3848 per share. On November of 2017, 114.36 million ordinary shares held by the Founder of the Group were re-designated to Series B Preferred Shares, which were then transferred to certain new investors for a total consideration of RMB44 million. On March of 2019, 29,911,000 Series B Preferred Shares were re-designated to Series C2 Preferred Shares, which were then transferred to certain new investors for a total consideration of RMB27.92 million. The Group did not receive any proceeds from these transfers. By the end of 2022, number of Series B Preferred Shares amounts to 734,209,000.

The Group considered that such re-designation, in substance, was the same as a repurchase and cancellation of the former ordinary shares or preferred shares, and simultaneously an issuance of the preferred shares. Therefore, the Group recorded 1) the difference between the fair value and the par value of the ordinary shares against additional paid-in capital or by increasing accumulated deficit once additional paid-in capital has been exhausted; 2) the difference between the fair value and the carrying amount of the former preferred shares against additional paid-in capital or by increasing the accumulated deficit once additional paid-in capital has been exhausted; and 3) difference between the fair value of the newly issued preferred shares and the former ordinary shares or preferred shares as share based compensation expenses.

In order to determine the fair value of preferred shares at the time of re-designation, the Group first determined the business entity value based on equity financing transaction prices and then allocated the business entity value to each element of the capital structure (convertible redeemable preferred shares and ordinary shares) using an option pricing method. Three scenarios were assumed, namely: (i) the liquidation scenario, in which the option pricing method was adopted to allocate the value between convertible preferred shares and ordinary shares, (ii) the redemption scenario, in which the option pricing method was adopted to allocate the value between convertible preferred shares and ordinary shares, and (iii) the mandatory conversion scenario, in which equity value was allocated to convertible preferred shares and ordinary shares on an as-if converted basis.

Series B+ Preferred Shares

On December 27, 2017, the Group issued 277,730,000 Series B+ Preferred Shares in exchange for an aggregate cash consideration of RMB187 million or RMB0.6733 per share.

19. Convertible redeemable preferred shares (continued)

The key transaction of preferred shares (continued)

Series C1 Preferred Shares

On July 3, 2018, the Group issued 604,820,600 Series C1 Preferred Shares in exchange for an aggregate cash consideration of RMB573.98 million or RMB0.9334/ US$0.1404 per share.

Series C2 Preferred Shares

On August 6, 2018, the Group issued 289,379,800 Series C2 Preferred Shares in exchange for an aggregate cash consideration of RMB270.52 million or RMB0.9334 per share. On March of 2019, 29,911,000 Series B Preferred Shares were re-designated to Series C2 Preferred Shares as mentioned in Series B section and 53,568,200 ordinary shares held by the Series Seed of the Group were re- designated to Series C2 Preferred Shares, which were then transferred to certain new investor for a total consideration of RMB50 million. The Group did not receive any proceeds from these transfers. By the end of 2022, number of Series C2 Preferred Shares amounts to 372,859,000.

Series D1 Preferred Shares

On June 5, 2019, the Group issued 705,523,600 Series D1 Preferred Shares in exchange for an aggregate cash consideration of RMB923.18 million or US$0.1899 per share.

Series D2 Preferred Shares

On August 12, 2019, the Group issued 105,302,000 Series D2 Preferred Shares in exchange for an aggregate cash consideration of RMB141.46 million or US$0.1899 per share.

Series E Preferred Shares

On October 27, 2020, the Group issued 803,222,500 Series E Preferred Shares in exchange for an aggregate cash consideration of RMB1,819.78 million or RMB2.3119/ US$0.3425 per share.

Series F Preferred Shares

In February 2022, the Company issued Series F Convertible Notes in an aggregate principal amount of US$221.8 million with simple interest at 8% per annum, maturing ten months after the issuance date. The Series F Convertible Notes shall be automatically converted into the Series F Preferred Shares at a conversion price of US$0.5659 per share, upon completion of the Restructuring prior to the maturity date, or immediately prior to the consummation of a Qualified IPO, or optional converted into Series F Preferred Shares any time on or after the Maturity Date.

The Restructuring has completed on September 30, 2022. Under the Series F convertible note subscription agreement, the conversion should be completed in 5 workdays. On October 7, 2022, the Series F Convertible Notes were converted into 392,013,413 Series F Preferred Shares prior to the Maturity Date.

19. Convertible redeemable preferred shares (continued)

Accounting for preferred shares

The Group classified the preferred shares in the mezzanine equity of the consolidated balance sheets as they were contingently redeemable at the options of the holders. The Group recorded accretion on the preferred shares, where applicable, to the redemption value from the issuance dates to the earliest redemption dates. The accretion calculated using the effective interest method, was recorded against additional paid-in capital. Once additional paid-in capital had been exhausted, additional charges were recorded by increasing the accumulated deficit. The accretion of preferred shares was RMB329,737, RMB509,281 and RMB660,070 for the years ended December 31, 2021, 2022 and 2023, respectively. Each issuance of the preferred shares was recognized at the respective issue price at the date of issuance net of issuance costs. The issuance costs for preferred shares was nil, RMB19,549 and nil for the years ended December 31, 2021, 2022 and 2023, respectively.

The Group determined that the embedded conversion features and the redemption features did not require bifurcation as they either were clearly and closely related to the preferred shares or did not meet the definition of a derivative.

The Group has determined that there was no beneficial conversion feature attributable to any of the Preferred Shares because the initial effective conversion price of these Preferred Shares was higher than the fair value of the Group’s ordinary shares determined by the Group with the assistance from an independent valuation firm.

Modification and extinguishment of preferred shares

The Group assessed whether an amendment to the terms of its preferred shares was an extinguishment or a modification using the fair value model. When preferred shares were extinguished, the difference between the fair value of the consideration was transferred to the convertible preferred shareholders and the carrying amount of the convertible preferred shares (net of issuance costs) were treated as deemed dividends to preferred shareholders. The Group considered that a significant change in fair value after the change of the terms to be substantive and thus triggered extinguishment. A change in fair value, which was not significant immediately after the change of the terms was considered non-substantive and thus subject to modification accounting. When the preferred shares were modified, the Group evaluated whether there was a transfer of value between ordinary shareholders and preferred shareholders as a result of the modification and therefore, would be recorded as a reduction of, or increase to, accumulated deficit as a deemed dividend. When value was transferred from preferred shareholders to ordinary shareholders, the value was recorded as an increase to accumulated deficit while charges against additional paid-in capital.

In connection with the issuance of Series B+ Preferred Shares in December 2017, preferential liquidation rights were added for Series Seed, A, A+ and B Preferred Shares. The management assessed the amendments quantitatively using the fair value model to Series Seed, A, A+ and B Preferred Shares and concluded they should be accounted for as an extinguishment based on the assessment.

In connection with the issuance of Series C1 Preferred Shares in July 2018, the earliest redemption date of the Series A and Series A+ Preferred Shares was changed from on or before December 31, 2021 to on or before July 31, 2023. In connection with the issuance of Series D1 Preferred Shares in June 2019, the earliest redemption date of the Preferred Shares before Series D1 was changed from on or before July 31, 2023 to on or before December 31, 2023. In connection with the issuance of Series E Preferred Shares on October of 2020, the earliest redemption date of the preferred shares before Series E was changed from on or before December 31, 2023 to on or before December 31, 2024. From both quantitative and qualitative perspectives, the Group assessed the impact of the above modification and concluded that the amended represents a modification rather than extinguishment of the preferred shares, and the impact of the modification is immaterial.

19.  Convertible redeemable preferred shares (continued)

Modification and extinguishment of preferred shares (continued)

In connection with the Series F Amendments, the management assessed the amendments quantitatively using the fair value model to Series F Preferred Shares and concluded they should be accounted for as an extinguishment based on the assessment.

Conversion upon IPO

In December 2023, upon the completion of the Company’s IPO, all the issued and outstanding preferred shares were automatically converted into ordinary shares based on aforementioned conversion rate.